LEASES (Details Narrative) - USD ($)		3 Months Ended
	Mar. 01, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Leases
Lease term	3 years
Lease payments	$ 29,250		$ 42,816
Lease renewal term	12 months
Operating lease right of use of assets		0		$ 0
Operating lease liability		$ 0		$ 0